Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	NCM Financial, Inc.	NCM Financial, LLC
Entity Central Index Key	0001530983	0001530983
Document Type	10-Q	S-1
Document Period End Date	Sep. 30, 2013	Dec. 31, 2012
Amendment Flag	false	false
Current Fiscal Year End Date	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?	No	No
Is Entity a Voluntary Filer?	No	No
Is Entity's Reporting Status Current?	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	1,675,000,000
Document Fiscal Period Focus	Q3	FY
Document Fiscal Year Focus	2013	2012